Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Edgar Lomax Value Fund
Average Annual Return, Percent	26.30%	8.17%	8.50%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	38.02%	15.27%	13.00%
S&P 500 Value (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Value (TR)
Average Annual Return, Percent	31.70%	12.34%	10.47%